Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Schedule of Deposits by Type
Deposits at December 31 are summarized as follows:

(Dollars in thousands)	2015	2014
Non-interest-bearing deposits	$4,352,229	$3,195,430
Negotiable order of withdrawal (NOW)	2,974,176	2,462,841
Money market deposits accounts (MMDA)	6,010,882	4,168,504
Savings deposits	716,838	577,513
Certificates of deposit and other time deposits	2,124,623	2,116,237
	$16,178,748	$12,520,525

Schedule of Time Deposits
Total time deposits summarized by denomination at December 31 are as follows:

(Dollars in thousands)	2015	2014
Time deposits less than $250,000	$1,456,804	$1,767,448
Time deposits greater than $250,000	667,819	348,789
	$2,124,623	$2,116,237

Schedule of Maturities of Certificates of Deposit
A schedule of maturities of all time deposits as of December 31, 2015 is as follows:

(Dollars in thousands)
Years ending December 31
2016	$1,380,655
2017	423,866
2018	112,915
2019	64,170
2020	81,418
2021 and thereafter	61,599
$2,124,623